UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Income Term Fund (JPI)
April 30, 2015

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 137.3% (99.0% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 48.0% (34.6% of Total Investments)
	Banks – 10.8%
490,166	Citigroup Inc.	7.125%		BB+	$ 13,597,205
281,769	Citigroup Inc. (3)	6.875%		BB+	7,669,752
80,500	City National Corporation	6.750%		Baa3	2,334,500
15,100	Countrywide Capital Trust III	7.000%		Ba1	387,013
121,300	Fifth Third Bancorp.	6.625%		BB+	3,412,169
38,600	PNC Financial Services	6.125%		BBB-	1,083,116
124,753	Private Bancorp Incorporated	7.125%		N/R	3,258,548
87,100	Regions Financial Corporation	6.375%		BB	2,194,920
356,800	Regions Financial Corporation	6.375%		BB	9,348,160
141,800	Texas Capital Bancshares Inc.	6.500%		BB-	3,598,884
38,800	U.S. Bancorp.	6.500%		Baa1	1,155,464
232,300	Wells Fargo & Company	6.625%		BBB	6,532,276
114,600	Wells Fargo REIT	6.375%		BBB+	3,010,542
166,100	Zions Bancorporation	6.300%		BB-	4,458,124
	Total Banks				62,040,673
	Capital Markets – 6.0%
23,700	Goldman Sachs Group Inc.	6.375%		BB+	620,940
197,100	Goldman Sachs Group, Inc.	5.500%		BB	4,895,964
645,200	Morgan Stanley, (3)	7.125%		BB	18,291,420
262,300	Morgan Stanley	6.875%		BB	7,187,020
139,800	State Street Corporation	5.900%		BBB	3,764,814
	Total Capital Markets				34,760,158
	Consumer Finance – 0.9%
51,300	Capital One Financial Corporation	6.700%		Ba1	1,377,918
149,800	Discover Financial Services	6.500%		BB-	3,858,848
	Total Consumer Finance				5,236,766
	Diversified Financial Services – 2.6%
76,800	KKR Financial Holdings LLC	7.375%		BBB	1,995,264
226,461	ING Groep N.V	7.375%		Ba1	5,792,872
171,963	ING Groep N.V	7.200%		Ba1	4,407,412
104,899	ING Groep N.V	7.050%		Ba1	2,684,365
729	ING Groep N.V	7.375%		Ba1	18,546
	Total Diversified Financial Services				14,898,459
	Diversified Telecommunication Services – 0.3%
62,000	Verizon Communications Inc.	5.900%		A-	1,662,220
	Electric Utilities – 0.4%
81,000	Entergy Arkansas Inc., (4)	6.450%		BB+	2,045,250
	Food Products – 2.7%
267,600	CHS Inc.	7.875%		N/R	7,629,276
161,100	CHS Inc.	7.100%		N/R	4,299,759
141,800	CHS Inc.	0.000%		N/R	3,703,816
	Total Food Products				15,632,851
	Insurance – 11.2%
15,000	Aegon N.V.	8.000%		Baa1	420,300
168,500	Arch Capital Group Limited	6.750%		BBB	4,551,185
59,200	Aspen Insurance Holdings Limited	7.250%		BBB-	1,571,168
432,500	Aspen Insurance Holdings Limited	5.950%		BBB-	11,128,225
177,623	Axis Capital Holdings Limited	6.875%		BBB	4,751,415
40,800	Delphi Financial Group, Inc., (4)	7.376%		BBB-	1,014,900
199,000	Endurance Specialty Holdings Limited	7.500%		BBB-	5,261,560
147,600	Hartford Financial Services Group Inc.	7.875%		BBB-	4,616,928
306,800	Kemper Corporation	7.375%		Ba1	8,136,336
398,546	Maiden Holdings Limited	8.250%		BB	10,637,193
163,333	Maiden Holdings Limited	7.750%		BBB-	4,359,358
79,200	Montpelier Re Holdings Limited	8.875%		BBB-	2,066,328
205,000	Reinsurance Group of America Inc.	6.200%		BBB	5,877,350
	Total Insurance				64,392,246
	Oil, Gas & Consumable Fuels – 0.9%
198,600	Nustar Logistics Limited Partnership	7.625%		Ba2	5,187,432
	U.S. Agency – 12.2%
143,400	AgriBank FCB, (4)	6.875%		BBB+	14,998,751
163,800	Cobank Agricultural Credit Bank, (4)	6.250%		BBB+	16,845,814
37,300	Cobank Agricultural Credit Bank, (4)	6.200%		BBB+	3,829,080
255	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	26,363,003
172,400	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,594,460
146,600	Federal Agricultural Mortgage Corporation	6.000%		N/R	3,870,241
	Total U.S. Agency				70,501,349
	Total $25 Par (or similar) Retail Preferred (cost $264,302,921)				276,357,404

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 6.2% (4.5% of Total Investments)
	Banks – 4.1%
$ 8,975	Bank of America Corporation	6.250%	3/05/65	BB	$ 9,193,766
3,920	Credit Agricole SA, 144A	6.625%	12/23/64	BB+	3,961,011
3,105	ING Groep N.V	6.500%	10/16/65	Ba2	3,087,534
3,545	JP Morgan Chase & Company	5.300%	11/01/65	BBB-	3,540,569
3,790	Standard Chartered PLC, 144A	6.500%	10/02/65	BBB	3,829,424
23,335	Total Banks				23,612,304
	Capital Markets – 0.7%
3,740	Goldman Sachs Group Inc.	5.375%	11/10/65	BB+	3,736,260
	Food Products – 0.2%
1,090	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,179,925
	Insurance – 1.2%
4,430	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A-	6,945,712
$ 32,595	Total Corporate Bonds (cost $33,968,106)				35,474,201

Principal
Amount (000)
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 83.1% (59.9% of Total Investments)
	Banks – 36.0%
4,910	Abbey National Capital Trust I	8.963%	N/A (5)	BBB-	$ 6,432,100
8,915	Bank of America Corporation	6.500%	N/A (5)	BB	9,472,188
1,105	Bank of America Corporation	8.125%	N/A (5)	BB	1,193,400
6,980	Bank of America Corporation	8.000%	N/A (5)	BB	7,459,875
4,000	Barclays Bank PLC, 144A	10.180%	N/A (5)	A-	5,399,188
8,400	Barclays PLC	8.250%	N/A (5)	BB+	8,947,663
4,050	Citigroup Inc.	5.875%	N/A (5)	BB+	4,075,312
5,580	Citigroup Inc.	5.800%	N/A (5)	BB+	5,607,900
3,885	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	3,841,294
4,265	Commerzbank AG, 144A	8.125%	N/A (5)	BB	5,149,988
2,745	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	2,935,305
20,685	General Electric Capital Corporation	7.125%	N/A (5)	A+	24,046,312
4,351	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	6,635,275
3,715	HSBC Holdings PLC	6.375%	6/12/21	BBB	3,841,310
2,400	HSBC Holdings PLC	6.375%	N/A (5)	BBB	2,478,000
13,020	JPMorgan Chase & Company	7.900%	N/A (5)	BBB-	13,866,299
11,405	JPMorgan Chase & Company	6.750%	N/A (5)	BBB-	12,457,681
14,470	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	15,446,725
2,110	M&T Bank Corporation	6.450%	N/A (5)	BBB-	2,278,800
4,390	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	4,549,138
4,855	PNC Financial Services Inc.	6.750%	N/A (5)	BBB-	5,457,020
5,473	Royal Bank of Scotland Group PLC	7.648%	9/19/23	BB-	6,978,075
14,900	Societe Generale, 144A	7.875%	N/A (5)	BB+	15,458,750
2,695	SunTrust Bank Inc.	5.625%	N/A (5)	BB+	2,742,163
5,270	Wells Fargo & Company	5.875%	N/A (5)	BBB	5,592,788
17,085	Wells Fargo & Company	7.980%	N/A (5)	BBB	18,793,500
6,017	Zions Bancorporation	7.200%	N/A (5)	BB-	6,465,267
	Total Banks				207,601,316
	Capital Markets – 5.5%
3,500	Bank of New York Mellon Corporation	4.950%	N/A (5)	BBB	3,499,636
18,252	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	19,529,640
5,110	Deutsche Bank AG	7.500%	N/A (5)	BB+	5,207,090
3,675	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	3,693,375
	Total Capital Markets				31,929,741
	Consumer Finance – 1.1%
250	Ally Financial Inc., 144A	7.000%	N/A (5)	B	254,719
3,960	American Express Company	5.200%	N/A (5)	Baa3	4,009,500
2,000	American Express Company	4.900%	N/A (5)	Baa3	1,973,750
	Total Consumer Finance				6,237,969
	Diversified Financial Services – 10.0%
15,700	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB-	16,411,406
2,185,000	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (5)	Ba3	2,194,832
6,625,000	BNP Paribas, 144A	7.195%	N/A (5)	BBB	7,966,563
1,957	ING US Inc.	5.650%	5/15/53	Baa3	2,049,957
22,358	Rabobank Nederland, 144A, (10)	11.000%	N/A (5)	Baa1	28,729,388
	Total Diversified Financial Services				57,352,146
	Insurance – 26.6%
7,915	Aviva PLC, Reg S	8.250%	4/8/38	BBB	8,851,226
2,850	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	3,181,312
1,265	AXA SA	8.600%	N/A (5)	A3	1,770,343
17,930	Catlin Insurance Company Limited, 144A	7.249%	12/15/30	BBB+	16,809,375
2,640	Cloverie PLC Zurich Insurance	8.250%	12/15/38	A	3,022,800
2,500	CNP Assurances, Reg S	7.500%	12/15/42	BBB+	2,790,170
32,100	Financial Security Assurance Holdings, 144A	6.400%	N/A (5)	BBB+	26,964,000
2,424	Friends Life Group PLC, Reg S	7.875%	5/24/41	BBB+	2,742,853
4,155	Glen Meadows Pass Through Trust, 144A	6.505%	N/A (5)	BBB-	3,884,925
1,309	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB-	1,458,553
8,805	MetLife Capital Trust X, 144A	9.250%	N/A (5)	BBB	13,141,463
7,703	Provident Financing Trust I	7.405%	12/15/66	Baa3	9,048,999
3,325	Prudential Financial Inc.	5.875%	N/A (5)	BBB+	3,607,625
14,800	QBE Capital Funding Trust II, 144A	7.250%	10/15/37	BBB	16,613,000
1,435	QBE Insurance Group Limited	6.750%	N/A (5)	BBB-	1,553,388
25,226	Symetra Financial Corporation, 144A	8.300%	2/12/67	BBB-	25,982,780
11,455	White Mountains Insurance Group, 144A	7.506%	N/A (5)	BB+	11,999,113
	Total Insurance				153,421,925
	Machinery – 0.2%
1,095	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,188,075
	Real Estate Investment Trust – 3.5%
15,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	20,002,135
	U.S. Agency – 0.2%
752	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	935,535
	Total $1,000 Par (or similar) Institutional Preferred (cost $457,736,958)				478,668,842
	Total Long-Term Investments (cost $756,007,985)				790,500,447

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.4% (1.0% of Total Investments)
	REPURCHASE AGREEMENTS – 1.4%
$ 8,180	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $8,180,912, collateralized by $8,115,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $8,348,306	0.000%	5/01/15		$ 8,180,912
	Total Short-Term Investments (cost $8,180,912)				8,180,912
	Total Investments (cost $764,188,897) – 138.7%				798,681,359
	Borrowings Payable – (39.1)% (6), (7)				(225,000,000)
	Other Assets Less Liabilities – 0.4% (8)				2,167,784
	Net Assets Applicable to Common Shares – 100%				$ 575,849,143

Interest Rate Swaps Outstanding

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
JPMorgan	$ 84,375,000	Receive	1-Month USA-LIBOR-BBA	1.735%	Monthly	12/01/15	12/01/20	$ (1,685,487)
JPMorgan	84,375,000	Receive	1-Month USA-LIBOR-BBA	2.188%	Monthly	12/01/15	12/01/22	(3,018,931)
	$ 168,750,000							$ (4,704,418)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$ 211,260,606	$ 65,096,798	$ –	$ 276,357,404
Corporate Bonds	–	35,474,201	–	35,474,201
$1,000 Par (or similar) Institutional Preferred	–	478,668,842	–	478,668,842
Short-Term Investments:
Repurchase Agreements	–	8,180,912	–	8,180,912
Investments in Derivatives:
Interest Rate Swaps*	–	(4,704,418)	–	(4,704,418)
Total	$ 211,260,606	$ 582,716,335	$ –	$ 793,976,941
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognion of premium amortization, timing differences in recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $765,549,850.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation				$ 36,214,512
Depreciation				(3,083,003)

Net unrealized appreciation (depreciation) of investments				$ 33,131,509

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	Perpetual security. Maturity date is not applicable.
(6)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $488,507,407 have been pledged as collateral for borrowings.

(7)	Borrowings as a percentage of Total Investments is (28.2)%.
(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(10)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $10,000,000.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust
USD-LIBOR-BBA	United States Dollar – London Inter–Bank Offered Rate – British Bankers’ Association

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015